SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued professional fees	$ 2,924,974	$ 245,751
Accrued compensation and related expenses	1,163,483	1,146,435
Due to related party	10,000	178,723
Accrued other	86,858	66,139
Accrued expenses	$ 4,185,315	$ 1,637,048	[1]

[1]	Derived from audited information